Income Tax (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026	Jan. 13, 2026
Income Tax Paid, by Individual Jurisdiction [Line Items]
Increase in valuation allowance					$ 4,549,855
Operating loss carryforwards					7,198,497
Capital loss carryforwards					6,003,699
Uncertain tax positions					0
Accrued interest or penalties related to uncertain tax positions					$ 0
Effective income tax rate	(0.30%)	4.70%	(3.40%)	4.50%	0.50%	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%	21.00%	21.00%
Texas Critical Data Centers LLC [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Equity Method Investment, Ownership Percentage	50.00%		50.00%				50.00%	50.00%
Income Tax Jurisdiction, Domestic Federal [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards					$ 3,224,739
Income Tax Jurisdiction, Domestic State and Local [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards					$ 5,939,808